Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Net gain from measurement of financial instruments at fair value through profit or loss

Composition	12/31/2024	12/31/2023	12/31/2022

For measurement of financial assets at fair value through profit or loss

Gain from government securities	2,205,246,237	1,885,569,872	124,400,370
Gain from private securities	35,637,254	151,149,338	133,837,236
Gain from derivative financial instruments
Forward transactions	16,383,402	39,280,093	5,105,843
Gain / (loss) from other financial assets	5,889,719	2,606,092	(178,910)
Gain from equity instruments at fair value through profit or loss	5,184,595	7,594,841	45,776,858
(Loss) / gain from sales or decreases of financial assets at fair value(1)	(4,294,671)	52,517,466	(2,704,345)
For measurement of financial liabilities at fair value through profit or loss
Loss from derivative financial instruments
Options	(42,816,842)	(17,013,432)

Total	2,221,229,694	2,121,704,270	306,237,052

(1)	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.